Annual Total Returns- Victory Floating Rate Fund (Class A Class C Class R Class Y) [BarChart] - Class A Class C Class R Class Y - Victory Floating Rate Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.02%	9.96%	5.10%	(1.09%)	(3.03%)	12.35%	3.76%	0.43%	9.43%	4.81%